Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Operating Activities:
Net loss	$ (1,564,540)	$ (3,692)	$ (1,348,357)	$ (73,828)	$ (63,867)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	253	216	695	1,246	1,319
Stock options granted to consultants ($219,627 to related parties)			627,478
Amortization of right-of-use asset					8,176
Amortization of original issue discount	82,178		4,941
Provision for credit losses	129,535		108,568
Accrued interest income	(24,066)		(548)
Accrued interest expense	50,405		3,301
Accrued monitoring fee expense	35,577		1,620
Unrealized gain on foreign currency transactions			(5,492)
Changes in operating assets and liabilities:
Accounts receivable	(23,541)	47,626	64,381	(22,768)	(21,372)
Prepaid expenses and other current assets	(3,068)	(149)	(68,496)	(529)	4,962
Other assets				4,430	(816)
Accounts payable	528,078	958	440,241	(2,625)	(2,379)
Accrued liabilities	(9,058)	(4,830)	(15,535)	31,607	(18,368)
Deferred revenue	(1,288)	17,156	57,652	(13,149)	(54,209)
Operating lease obligation					(8,259)
Net Cash (Used In) Provided by Operating Activities	(799,535)	57,285	(129,551)	(75,616)	(154,813)
Investing Activities:
Purchase of property and equipment			(2,871)
Loan to Damon Motors	(596,000)		(550,000)
Net Cash Used in Investing Activities	(596,000)		(552,871)
Financing Activities:
Proceeds from note payable			1,500,000
Proceeds from long term debt	350,000
Cash received from exercise of stock options	64,335
Net investments from Inpixon		32,193	67,330	166,471	177,053
Net Cash Provided By Financing Activities	414,335	32,193	1,567,330	166,471	177,053
Effect of Foreign Exchange Rate on Changes on Cash	7,588	(5,308)	(248)	3,223	(16,541)
Net (Decrease) Increase in Cash	(973,612)	84,170	884,660	94,078	5,699
Cash - Beginning of period	1,148,904	264,244	264,244	170,166	164,467
Cash - End of period	175,292	348,414	1,148,904	264,244	170,166
Supplemental Disclosure of cash flow information:
Interest
Income taxes
Non-cash financing activities
Original issue discount related to long term debt			450,059
Transaction costs			$ 20,000